Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Tax Assets and Deferred Tax Liabilities
Schedule of deferred tax assets and liabilities

	Deferred Tax	Deferred Tax
Deferred tax assets and liabilities as of December 31, 2022	Assets	Liabilities	Net
Intangible assets	—	(56,789)	(56,789)
Tangible assets	—	(766)	(766)
Lease items net value	382	—	382
Liabilities	3,218	—	3,218
Personnel-related items	10,654	—	10,654
Tax loss carried forward	17,037	—	17,037
Other items	311	—	311
Total	31,601	(57,555)	(25,953)
Offsetting	(17,803)	17,803	—
Tax assets/liabilities, net	13,799	(39,752)	(25,953)

Schedule of change in deferred tax

Change in deferred tax, 2022	Cost at Opening Balance	Recognized in Profit or Loss	Exchange Differences	Cost at Closing Balance
Intangible assets	(46,175)	—	(10,614)	(56,789)
Tangible assets	(238)	(477)	(51)	(766)
Lease items net value	270	68	44	382
Liabilities	—	3,122	96	3,218
Personnel-related items	4,140	5,699	814	10,653
Tax loss carried forward	15,319	—	1,718	17,037
Other items	23	276	12	311
Total	(26,661)	8,688	(7,981)	(25,953)

	Deferred Tax	Deferred Tax
Deferred tax assets and liabilities as of December 31, 2021	Assets	Liabilities	Net
Intangible assets	—	(46,175)	(46,175)
Tangible assets	—	(238)	(238)
Lease items net value	270	—	270
Personnel-related items	4,141	—	4,141
Tax loss carried forward	15,319	—	15,319
Other items	23	—	23
Total	19,753	(46,413)	(26,661)
Offsetting	(15,557)	15,557	—
Tax assets/liabilities, net	4,196	(30,856)	(26,661)

Change in deferred tax, 2021	Cost at Opening Balance	Recognized in Profit or Loss	Exchange Differences	Cost at Closing Balance
Intangible assets	(47,120)	—	945	(46,175)
Tangible assets	—	(226)	(12)	(238)
Lease items net value	—	256	14	270
Personnel-related items	596	3,304	240	4,140
Tax loss carried forward	9,666	5,065	588	15,319
Other items	4	18	1	23
Total	(36,854)	8,417	1,776	(26,661)